SHARE CAPITAL AND RESERVES - Black-Scholes option pricing model (Details)	12 Months Ended
Dec. 31, 2024 Y $ / shares
SHARE CAPITAL AND RESERVES
Risk-free interest rate	3.59%
Expected option life in years | Y	5
Expected share price volatility	80.23%
Grant date share price | $ / shares	$ 4.62
Expected forfeiture rate	0.00%
Expected dividend yield	0.00%